UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Balanced Fund®
Investment portfolio

September 30, 2009
unaudited

Common stocks — 63.40%	Shares	Value (000)

INFORMATION TECHNOLOGY — 12.06%
Microsoft Corp.	43,820,000	$1,134,500
Cisco Systems, Inc.1	28,300,000	666,182
Oracle Corp.	29,862,984	622,345
International Business Machines Corp.	3,550,000	424,615
Hewlett-Packard Co.	8,350,000	394,203
Google Inc., Class A1	780,000	386,763
Yahoo! Inc.1	16,359,000	291,354
QUALCOMM Inc.	6,470,000	291,021
Applied Materials, Inc.	16,800,000	225,120
Intel Corp.	10,000,000	195,700
EMC Corp.1	11,200,000	190,848
Corning Inc.	10,250,000	156,927
SAP AG (ADR)	3,000,000	146,610
Automatic Data Processing, Inc.	3,200,000	125,760
Apple Inc.1	655,000	121,418
Paychex, Inc.	3,250,000	94,412
Nokia Corp. (ADR)	5,500,000	80,410
Tyco Electronics Ltd.	3,360,000	74,861
		5,623,049

FINANCIALS — 8.95%
Wells Fargo & Co.	27,222,500	767,130
Berkshire Hathaway Inc., Class A1	7,515	759,015
U.S. Bancorp	23,510,000	513,929
JPMorgan Chase & Co.	9,645,000	422,644
American Express Co.	10,200,000	345,780
ACE Ltd.	3,990,000	213,305
SunTrust Banks, Inc.	8,005,000	180,513
Allstate Corp.	5,700,000	174,534
PNC Financial Services Group, Inc.	3,300,000	160,347
Bank of America Corp.	9,150,000	154,818
Citigroup Inc.	30,000,000	145,200
Chubb Corp.	2,200,000	110,902
Lincoln National Corp.	3,300,000	85,503
Comerica Inc.	2,700,000	80,109
Marsh & McLennan Companies, Inc.	2,400,000	59,352
		4,173,081

INDUSTRIALS — 7.63%
Boeing Co.	11,260,000	609,729
Deere & Co.	8,740,000	375,121
United Technologies Corp.	5,580,000	339,990
Burlington Northern Santa Fe Corp.	3,000,000	239,490
General Electric Co.	14,500,000	238,090
Emerson Electric Co.	5,750,000	230,460
Tyco International Ltd.	6,260,000	215,845
Northrop Grumman Corp.	4,035,000	208,812
Union Pacific Corp.	3,000,000	175,050
Parker Hannifin Corp.	3,000,000	155,520
FedEx Corp.	1,900,000	142,918
United Parcel Service, Inc., Class B	2,500,000	141,175
General Dynamics Corp.	2,100,000	135,660
European Aeronautic Defence and Space Co. EADS NV	5,500,000	123,549
Honeywell International Inc.	3,250,000	120,737
Illinois Tool Works Inc.	2,450,000	104,639
		3,556,785

ENERGY — 7.49%
Chevron Corp.	12,772,000	899,532
Royal Dutch Shell PLC, Class B (ADR)	12,500,000	697,125
ConocoPhillips	12,000,000	541,920
Baker Hughes Inc.	7,600,000	324,216
Exxon Mobil Corp.	3,500,000	240,135
Occidental Petroleum Corp.	3,000,000	235,200
Schlumberger Ltd.	3,700,000	220,520
TOTAL SA (ADR)	3,295,000	195,262
EnCana Corp.	1,500,000	86,973
Smith International, Inc.	1,750,000	50,225
		3,491,108

HEALTH CARE — 6.97%
Merck & Co., Inc.	17,077,200	540,152
Bristol-Myers Squibb Co.	16,500,000	371,580
Eli Lilly and Co.	10,352,000	341,927
Abbott Laboratories	6,600,000	326,502
UnitedHealth Group Inc.	12,450,000	311,748
Medtronic, Inc.	7,800,000	287,040
Pfizer Inc	16,500,000	273,075
Wyeth	5,200,000	252,616
Johnson & Johnson	3,000,000	182,670
Amgen Inc.1	2,400,000	144,552
Aetna Inc.	4,550,000	126,626
Stryker Corp.	2,000,000	90,860
		3,249,348

CONSUMER STAPLES — 6.57%
Coca-Cola Co.	15,070,000	809,259
Philip Morris International Inc.	15,250,000	743,285
Wal-Mart Stores, Inc.	8,750,000	429,537
Avon Products, Inc.	6,250,000	212,250
Kraft Foods Inc., Class A	6,550,000	172,068
Estée Lauder Companies Inc., Class A	4,500,000	166,860
Procter & Gamble Co.	2,350,000	136,112
Unilever NV (New York registered)	4,500,000	129,870
H.J. Heinz Co.	3,250,000	129,188
Hershey Co.	1,985,000	77,137
PepsiCo, Inc.	1,022,600	59,986
		3,065,552

CONSUMER DISCRETIONARY — 3.74%
Home Depot, Inc.	19,400,000	516,816
Time Warner Inc.	13,583,333	390,928
McDonald’s Corp.	4,070,000	232,275
News Corp., Class A	15,000,000	179,850
Nordstrom, Inc.	3,000,000	91,620
Macy’s, Inc.	4,500,000	82,305
Magna International Inc., Class A	1,750,000	74,410
Target Corp.	1,500,000	70,020
Best Buy Co., Inc.	1,750,000	65,660
Gannett Co., Inc.	2,400,000	30,024
Lowe’s Companies, Inc.	395,418	8,280
		1,742,188

MATERIALS — 3.62%
E.I. du Pont de Nemours and Co.	13,500,000	433,890
Monsanto Co.	4,000,000	309,600
BHP Billiton Ltd.	9,000,000	299,637
Dow Chemical Co.	9,000,000	234,630
Weyerhaeuser Co.	4,590,000	168,223
Alcoa Inc.	12,200,000	160,064
Praxair, Inc.	1,000,000	81,690
		1,687,734

TELECOMMUNICATION SERVICES — 2.48%
AT&T Inc.	26,000,000	702,260
Verizon Communications Inc.	12,000,000	363,240
Vodafone Group PLC	40,000,000	89,666
		1,155,166

UTILITIES — 1.89%
GDF Suez	5,913,420	262,686
PG&E Corp.	6,400,000	259,136
Southern Co.	4,300,000	136,181
Exelon Corp.	2,500,000	124,050
Edison International	3,000,000	100,740
		882,793

MISCELLANEOUS — 2.00%
Other common stocks in initial period of acquisition		931,414

Total common stocks (cost: $27,746,779,000)		29,558,218

Preferred stocks — 0.35%

FINANCIALS — 0.31%
BNP Paribas 7.195%2,3	57,200,000	50,336
Barclays Bank PLC 7.434%2,3	30,400,000	27,056
AXA SA, Series B, 6.379%2,3	26,000,000	21,060
QBE Capital Funding II LP 6.797%2,3	24,470,000	19,192
XL Capital Ltd., Series E, 6.50%3	16,160,000	11,797
JPMorgan Chase & Co., Series I, 7.90%3	10,000,000	9,631
ING Capital Funding Trust III 8.439% noncumulative3	5,600,000	3,836
		142,908

MISCELLANEOUS — 0.04%
Other preferred stocks in initial period of acquisition		18,328

Total preferred stocks (cost: $181,985,000)		161,236

	Principal amount
Bonds & notes — 32.56%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 14.25%
U.S. Treasury 0.875% 20104,5	$59,114	59,221
U.S. Treasury 4.625% 2011	1,023,000	1,103,162
U.S. Treasury 3.00% 20124,5	196,288	208,917
U.S. Treasury 4.25% 2012	211,600	229,321
U.S. Treasury 2.75% 2013	167,000	172,362
U.S. Treasury 3.375% 2013	732,000	775,437
U.S. Treasury 3.50% 2013	463,000	492,211
U.S. Treasury 3.625% 2013	20,000	21,342
U.S. Treasury 4.25% 2013	245,335	267,567
U.S. Treasury 1.875% 2014	124,000	122,547
U.S. Treasury 1.875% 20154,5	121,239	125,516
U.S. Treasury 2.625% 2016	40,250	39,731
U.S. Treasury 8.875% 2017	150,625	211,033
U.S. Treasury 1.625% 20184,5	104,856	106,067
U.S. Treasury 3.50% 2018	988,750	1,009,988
U.S. Treasury 2.125% 20194,5	50,155	52,775
U.S. Treasury 7.875% 2021	38,750	54,047
U.S. Treasury 6.25% 2023	519,500	651,406
U.S. Treasury 2.375% 20254,5	57,127	60,194
U.S. Treasury 6.875% 2025	79,500	106,927
U.S. Treasury 2.00% 20264,5	3,798	3,805
U.S. Treasury 5.50% 2028	17,125	20,440
U.S. Treasury 5.25% 2029	15,000	17,423
U.S. Treasury 4.50% 2036	151,800	163,161
U.S. Treasury 4.375% 2038	48,000	50,603
U.S. Treasury 3.50% 2039	234,000	212,100
Federal Agricultural Mortgage Corp. 4.875% 20112	40,000	42,231
Federal Agricultural Mortgage Corp. 5.50% 20112	7,000	7,491
CoBank ACB 7.875% 20182	20,000	19,502
CoBank ACB 0.899% 20222,3	23,425	15,993
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	33,000	34,335
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	30,000	31,199
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	30,000	30,979
Federal Home Loan Bank 5.25% 2014	25,875	28,927
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	27,899
Fannie Mae 6.25% 2029	20,000	24,585
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	22,000	22,661
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	14,000	14,265
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 20156	5,936	6,080
		6,643,450

MORTGAGE-BACKED OBLIGATIONS6 — 9.10%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	52,930	54,956
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	48,136
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	16,722
Fannie Mae 4.89% 2012	30,000	31,655
Fannie Mae 4.00% 2015	13,912	14,348
Fannie Mae 5.00% 2018	2,547	2,708
Fannie Mae 5.00% 2018	1,386	1,473
Fannie Mae 11.00% 2018	356	410
Fannie Mae 5.50% 2019	2,329	2,496
Fannie Mae 5.50% 2020	34,626	37,044
Fannie Mae 11.00% 2020	92	105
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	11,181	11,516
Fannie Mae 10.50% 2022	182	210
Fannie Mae 4.00% 2024	154,442	157,403
Fannie Mae 4.00% 2024	131,048	133,572
Fannie Mae 4.00% 2024	80,000	81,375
Fannie Mae 4.00% 2024	43,669	44,506
Fannie Mae 4.00% 2024	24,413	24,881
Fannie Mae 4.00% 2024	10,846	11,054
Fannie Mae 4.00% 2024	5,625	5,733
Fannie Mae 4.50% 2024	59,528	61,748
Fannie Mae 4.50% 2024	12,999	13,484
Fannie Mae 4.50% 2024	12,815	13,293
Fannie Mae 4.50% 2024	9,938	10,309
Fannie Mae 4.50% 2024	9,917	10,287
Fannie Mae 4.50% 2024	8,893	9,225
Fannie Mae, Series 2001-4, Class NA, 11.847% 20253	269	305
Fannie Mae 6.00% 2027	13,110	13,901
Fannie Mae 8.50% 2027	89	101
Fannie Mae 8.50% 2027	60	69
Fannie Mae 8.50% 2027	32	37
Fannie Mae 8.50% 2027	22	24
Fannie Mae 7.50% 2030	162	178
Fannie Mae 7.50% 2030	45	49
Fannie Mae 7.50% 2031	222	245
Fannie Mae 7.50% 2031	157	173
Fannie Mae, Series 2001-20, Class D, 11.042% 20313	80	93
Fannie Mae 5.50% 2032	2,660	2,800
Fannie Mae 5.50% 2033	26,715	28,112
Fannie Mae 5.50% 2033	20,510	21,579
Fannie Mae 5.50% 2033	2,995	3,152
Fannie Mae 5.50% 2035	11,933	12,552
Fannie Mae 5.50% 2035	7,551	7,954
Fannie Mae 6.50% 2035	14,716	15,872
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	5,912	4,784
Fannie Mae 5.50% 2036	3,136	3,293
Fannie Mae 5.50% 2036	2,728	2,865
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	14,846	16,088
Fannie Mae 6.00% 2036	6,938	7,353
Fannie Mae 6.50% 2036	10,909	11,640
Fannie Mae 5.615% 20373	26,788	28,428
Fannie Mae 6.00% 2037	96,669	102,612
Fannie Mae 6.00% 2037	49,100	51,958
Fannie Mae 6.00% 2037	23,327	24,677
Fannie Mae 6.00% 2037	22,337	23,539
Fannie Mae 6.00% 2037	17,494	18,507
Fannie Mae 6.00% 2037	4,177	4,421
Fannie Mae 6.50% 2037	57,977	61,859
Fannie Mae 6.50% 2037	39,592	42,391
Fannie Mae 6.50% 2037	34,138	36,562
Fannie Mae 6.50% 2037	20,809	22,202
Fannie Mae 6.50% 2037	3,669	3,914
Fannie Mae 6.50% 2037	1,983	2,116
Fannie Mae 7.00% 2037	38,881	42,206
Fannie Mae 7.00% 2037	38,161	41,639
Fannie Mae 7.00% 2037	14,130	15,338
Fannie Mae 7.00% 2037	10,517	11,417
Fannie Mae 7.00% 2037	9,539	10,355
Fannie Mae 7.00% 2037	7,184	7,799
Fannie Mae 7.00% 2037	4,755	5,162
Fannie Mae 4.50% 2038	29,159	29,578
Fannie Mae 4.50% 2038	9,091	9,224
Fannie Mae 6.00% 2038	41,131	43,492
Fannie Mae 6.00% 2038	12,220	12,921
Fannie Mae 6.50% 2038	47,567	50,945
Fannie Mae 4.50% 2039	162,352	164,719
Fannie Mae 4.50% 2039	62,729	63,644
Fannie Mae 4.50% 2039	49,497	50,209
Fannie Mae 4.50% 2039	36,851	37,389
Fannie Mae 4.50% 2039	8,608	8,732
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	622	681
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	571	616
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	851	950
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	789	867
Fannie Mae 6.50% 2047	8,546	9,107
Fannie Mae 6.50% 2047	4,907	5,230
Fannie Mae 6.50% 2047	3,846	4,099
Fannie Mae 6.50% 2047	2,864	3,052
Fannie Mae 6.50% 2047	2,722	2,901
Fannie Mae 6.50% 2047	2,259	2,407
Fannie Mae 6.50% 2047	1,212	1,292
Fannie Mae 7.00% 2047	6,864	7,447
Fannie Mae 7.00% 2047	3,685	3,997
Fannie Mae 7.00% 2047	3,348	3,632
Fannie Mae 7.00% 2047	2,384	2,586
Fannie Mae 7.00% 2047	2,370	2,571
Fannie Mae 7.00% 2047	2,068	2,244
Fannie Mae 7.00% 2047	1,536	1,666
Fannie Mae 7.00% 2047	991	1,076
Fannie Mae 7.00% 2047	656	711
Fannie Mae 7.00% 2047	354	384
Freddie Mac, Series 2310, Class B, 9.956% 20153	118	136
Freddie Mac 10.00% 2018	303	347
Freddie Mac 8.50% 2020	236	260
Freddie Mac 8.50% 2020	18	20
Freddie Mac 5.00% 2023	35,893	37,768
Freddie Mac 5.00% 2023	25,364	26,697
Freddie Mac 5.00% 2023	21,317	22,431
Freddie Mac 5.00% 2023	8,493	8,939
Freddie Mac 5.00% 2023	7,917	8,331
Freddie Mac 5.00% 2023	6,041	6,356
Freddie Mac 5.00% 2023	5,199	5,470
Freddie Mac 5.00% 2023	445	469
Freddie Mac 5.50% 2023	14,311	15,181
Freddie Mac 5.00% 2024	53,604	56,389
Freddie Mac 5.50% 2024	27,576	29,250
Freddie Mac 6.00% 2026	16,808	17,840
Freddie Mac 6.00% 2026	12,101	12,843
Freddie Mac 6.00% 2026	9,715	10,311
Freddie Mac 6.50% 2027	3,605	3,857
Freddie Mac 6.50% 2027	1,243	1,330
Freddie Mac 6.50% 2027	1,228	1,313
Freddie Mac 6.50% 2028	2,779	2,974
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	3,169	3,534
Freddie Mac, Series 3061, Class PN, 5.50% 2035	13,595	14,514
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	17,082	14,770
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	12,248	10,197
Freddie Mac, Series 3233, Class PA, 6.00% 2036	29,897	32,045
Freddie Mac, Series 3318, Class JT, 5.50% 2037	30,365	31,924
Freddie Mac, Series 3312, Class PA, 5.50% 2037	22,429	23,572
Freddie Mac 5.593% 20373	3,528	3,737
Freddie Mac, Series 3272, Class PA, 6.00% 2037	23,160	24,687
Freddie Mac 6.00% 2038	189,634	200,421
Freddie Mac 6.00% 2038	6,040	6,386
Freddie Mac 6.00% 2038	1,478	1,563
Freddie Mac 6.00% 2038	1,429	1,510
Freddie Mac 6.00% 2038	653	690
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,300	1,105
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	959	959
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,392	1,310
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,315	2,273
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	21,635	22,265
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,450	5,852
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	34,630	36,250
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	14,426	13,318
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	35,318	36,555
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	17,614
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,190	21,132
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	16,966
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	30,875	30,567
Government National Mortgage Assn. 10.00% 2021	449	520
Government National Mortgage Assn. 6.00% 2038	101,368	107,584
Government National Mortgage Assn. 6.50% 2038	47,535	50,730
Government National Mortgage Assn. 6.50% 2038	23,087	24,639
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	4,242	4,329
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,854	1,851
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	11,063
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 20373	63,000	63,672
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,335	6,431
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	25,632
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 20453	20,375	19,356
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	79,353	82,042
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	2,171	2,218
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	33,300
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 20423	40,455	39,850
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	18,300	17,078
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	20,000	19,162
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	32,200	31,468
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	1,323	1,306
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.513% 20453	65,575	65,555
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	13,231	12,164
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 3.575% 20353	30,000	24,623
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.626% 20363	22,000	14,818
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	47,425	49,190
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	11,662	11,541
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	17,985	15,240
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	28,337	20,883
Bank of America 5.50% 20122,5	44,500	46,801
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	46,550	43,099
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,026
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	38,968
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,547
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	37,067	38,360
Nationwide Building Society, Series 2007-2, 5.50% 20122	32,500	33,511
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.868% 20363	23,773	18,021
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.911% 20363	20,913	13,480
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	32,481	30,075
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20182	15,000	16,167
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	11,273
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20362	27,350	27,174
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	2,712	2,359
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	8,815	7,113
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	17,799	14,715
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,291
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	13,373	13,472
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,836	2,872
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	1,725	1,790
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20403	20,000	17,152
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20335	21,131	21,289
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262	22,411	21,274
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-4, 4.623% 2041	21,190	20,646
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	2,035	2,051
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,958
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,012	15,735
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 20152	14,000	14,520
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	14,318	14,471
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.617% 20353	20,000	13,765
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	16,030	12,940
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	5,403	5,414
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	5,819	5,876
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	1,018	1,023
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	9,319
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	8,120	7,648
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20443	7,189	7,358
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	4,806	4,863
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	4,150	4,102
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.292% 20272,3	903	655
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 5.222% 20333	5,538	4,620
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,219	2,742
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 20152	1,928	2,002
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	1,567	1,574
		4,240,923

CORPORATE BONDS & NOTES — 8.07%
FINANCIALS — 2.16%
Liberty Mutual Group Inc. 6.50% 20352	19,845	16,075
Liberty Mutual Group Inc. 7.50% 20362	25,350	21,462
Liberty Mutual Group Inc., Series C, 10.75% 20882,3	26,795	25,857
Liberty Mutual Group Inc. 7.697% 20972	22,180	17,080
Westfield Group 5.40% 20122	495	509
Westfield Group 5.75% 20152	16,250	16,374
Westfield Group 5.70% 20162	27,495	26,673
Westfield Group 7.125% 20182	15,750	16,445
Simon Property Group, LP 5.30% 2013	11,750	12,023
Simon Property Group, LP 6.75% 2014	8,495	9,120
Simon Property Group, LP 5.875% 2017	15,165	15,488
Simon Property Group, LP 6.125% 2018	15,160	15,300
Kimco Realty Corp. 6.00% 2012	2,750	2,870
Kimco Realty Corp., Series C, 4.82% 2014	13,000	12,662
Kimco Realty Corp., Series C, 5.783% 2016	14,000	13,780
Kimco Realty Corp. 5.70% 2017	21,180	19,857
American Express Bank 5.50% 2013	21,300	22,498
American Express Co. 6.15% 2017	22,800	23,986
UniCredito Italiano SpA 5.584% 20172,3	40,000	34,616
UniCredito Italiano SpA 6.00% 20172	10,000	9,669
CNA Financial Corp. 5.85% 2014	25,000	23,649
CNA Financial Corp. 6.50% 2016	16,000	15,107
ProLogis 5.50% 2012	15,000	14,830
ProLogis 5.625% 2015	10,425	9,485
ProLogis 6.625% 2018	15,500	14,335
PRICOA Global Funding I 4.20% 20102	11,000	10,997
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	13,920
Prudential Holdings, LLC, Series C, 8.695% 20232,6	11,500	12,031
Monumental Global Funding 5.50% 20132	12,000	12,273
Monumental Global Funding III 0.709% 20142,3	29,000	24,194
Santander Issuances, SA Unipersonal 5.805% 20162,3	20,000	17,807
Sovereign Bancorp, Inc. 8.75% 2018	4,000	4,615
Santander Issuances, SA Unipersonal 6.50% 20192,3	11,500	11,974
Fifth Third Bancorp 8.25% 2038	9,000	8,410
Fifth Third Capital Trust IV 6.50% 20673	33,500	23,115
HBOS PLC 6.75% 20182	34,050	30,408
Goldman Sachs Group, Inc. 6.15% 2018	25,745	27,126
Hospitality Properties Trust 6.75% 2013	7,215	7,137
Hospitality Properties Trust 6.70% 2018	21,025	18,687
ERP Operating LP 5.375% 2016	25,000	24,669
Bank of America Corp. 5.30% 2017	25,275	24,283
JPMorgan Chase & Co. 4.891% 20153	20,000	18,704
JPMorgan Chase Bank NA 6.00% 2017	3,500	3,687
JPMorgan Chase & Co. 6.30% 2019	1,500	1,641
ACE INA Holdings Inc. 5.875% 2014	20,000	21,878
American Honda Finance Corp. 5.125% 20102	20,500	21,076
Citigroup Inc. 6.00% 2017	19,522	19,283
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	18,256
Nationwide Financial Services, Inc. 6.75% 20673	21,950	16,565
Developers Diversified Realty Corp. 4.625% 2010	10,755	10,575
Developers Diversified Realty Corp. 5.50% 2015	6,391	5,539
New York Life Global Funding 5.25% 20122	15,000	16,080
Principal Life Insurance Co. 5.30% 2013	15,500	15,914
Household Finance Corp. 6.375% 2012	13,000	13,990
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	13,848
Loews Corp. 6.00% 2035	14,000	13,343
Assurant, Inc. 5.625% 2014	12,665	13,046
Resona Bank, Ltd. 5.85% (undated)2,3	15,000	12,992
Catlin Insurance Ltd. 7.249% (undated)2,3	19,135	12,916
Metropolitan Life Global Funding I, 5.125% 20132	12,000	12,452
Barclays Bank PLC 5.00% 2016	12,250	12,425
Standard Chartered Bank 6.40% 20172	10,800	11,255
Lincoln National Corp. 5.65% 2012	10,250	10,637
Federal Realty Investment Trust 4.50% 2011	8,500	8,486
Nationwide Mutual Insurance Co. 5.81% 20242,3	10,000	7,329
Wells Fargo & Co. 4.375% 2013	6,920	7,151
United Dominion Realty Trust, Inc. 5.00% 2012	6,000	5,977
		1,006,441

TELECOMMUNICATION SERVICES — 1.12%
SBC Communications Inc. 6.25% 2011	10,000	10,663
AT&T Wireless Services, Inc. 7.875% 2011	12,170	13,212
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,971
AT&T Inc. 4.95% 2013	16,250	17,339
SBC Communications Inc. 5.10% 2014	15,000	16,190
SBC Communications Inc. 5.625% 2016	49,300	53,109
BellSouth Capital Funding Corp. 7.875% 2030	51,500	61,907
AT&T Corp. 8.00% 20313	10,000	12,496
SBC Communications Inc. 6.45% 2034	40,000	42,277
Verizon Global Funding Corp. 7.25% 2010	30,000	31,937
Verizon Communications Inc. 3.75% 20112	29,250	30,190
Verizon Communications Inc. 5.55% 20142	12,440	13,457
Verizon Communications Inc. 5.50% 2017	9,475	10,113
Verizon Communications Inc. 6.10% 2018	21,250	22,988
Verizon Communications Inc. 6.35% 2019	15,600	17,258
Verizon Global Funding Corp. 7.75% 2030	9,395	11,383
Verizon Communications Inc. 6.25% 2037	50,000	52,198
Verizon Communications Inc. 6.90% 2038	4,500	5,142
Telecom Italia Capital SA 5.25% 2015	38,425	39,831
Telecom Italia Capital SA 7.721% 2038	12,500	14,891
Deutsche Telekom International Finance BV 5.875% 2013	12,500	13,616
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,291
France Télécom 4.375% 2014	10,000	10,494
		522,953

INDUSTRIALS — 0.91%
Burlington Northern Santa Fe Corp. 7.00% 2014	31,850	36,455
Burlington Northern Santa Fe Corp. 4.70% 2019	16,250	16,476
BNSF Funding Trust I 6.613% 20553	6,175	5,757
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20166	17,757	16,603
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	8,874	8,375
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	4,718	4,427
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	9,782	9,427
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	7,943	7,422
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	9,045	7,553
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	29,550	28,072
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20246	17,506	16,105
Union Pacific Corp. 5.75% 2017	4,325	4,644
Union Pacific Corp. 5.70% 2018	29,150	31,498
CSX Corp. 5.75% 2013	7,670	8,185
CSX Corp. 6.25% 2015	5,990	6,631
CSX Corp. 6.15% 2037	17,645	18,754
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,6	18,203	18,297
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,6	13,624	13,532
Caterpillar Financial Services Corp., Series F, 6.20% 2013	23,940	26,537
Koninklijke Philips Electronics NV 5.75% 2018	23,500	25,330
Norfolk Southern Corp. 5.75% 20162	7,615	8,331
Norfolk Southern Corp. 5.75% 2018	15,500	16,889
General Electric Co. 5.25% 2017	24,250	24,928
Volvo Treasury AB 5.95% 20152	18,000	18,004
Atlas Copco AB 5.60% 20172	14,000	14,362
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	13,650	13,636
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20246	13,827	11,813
Canadian National Railway Co. 4.95% 2014	6,000	6,480
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 20232,6	1,141	745
		425,268

CONSUMER DISCRETIONARY — 0.82%
Comcast Corp. 5.45% 2010	25,000	25,995
Comcast Corp. 5.30% 2014	15,000	16,066
Comcast Corp. 6.95% 2037	34,250	38,353
Comcast Corp. 6.40% 2038	13,425	14,204
AOL Time Warner Inc. 6.875% 2012	40,000	44,059
Time Warner Inc. 5.875% 2016	14,210	15,090
AOL Time Warner Inc. 7.625% 2031	25,315	28,450
Cox Communications, Inc. 4.625% 2010	25,000	25,230
Cox Communications, Inc. 7.75% 2010	15,000	15,877
Cox Communications, Inc. 5.45% 2014	15,500	16,669
Time Warner Cable Inc. 6.75% 2018	45,370	50,207
Thomson Reuters Corp. 5.95% 2013	8,140	8,944
Thomson Reuters Corp. 6.50% 2018	20,815	23,572
Toll Brothers, Inc. 4.95% 2014	20,000	19,338
News America Inc. 5.30% 2014	8,750	9,430
News America Inc. 6.90% 2019	3,250	3,633
News America Inc. 6.15% 2037	5,000	4,908
Nordstrom, Inc. 6.75% 2014	10,000	10,981
Seminole Tribe of Florida 5.798% 20132,6	11,185	10,582
		381,588

UTILITIES — 0.79%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	65,500	71,381
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,193
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	19,049
MidAmerican Energy Holdings Co. 5.75% 2018	25,925	28,031
MidAmerican Energy Holdings Co. 6.50% 2037	5,000	5,683
PG&E Corp. 5.75% 2014	5,750	6,284
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	22,322
E.ON International Finance BV 5.80% 20182	24,450	26,357
Alabama Power Co., Series FF, 5.20% 2016	16,000	16,888
Alabama Power Co. 6.00% 2039	7,500	8,430
Exelon Corp. 4.45% 2010	20,000	20,415
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	17,123
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20162	3,300	3,347
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20362	14,000	13,602
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	16,391
Electricité de France SA 6.95% 20392	12,000	14,920
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,612
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,105
Iberdrola Finance Ireland 3.80% 20142	11,000	11,166
Niagara Mohawk Power 3.553% 20142	10,000	10,072
Public Service Electric and Gas Co., Series E, 5.30% 2018	8,500	9,114
Appalachian Power Co., Series M, 5.55% 2011	7,800	8,153
Veolia Environnement 5.25% 2013	6,500	6,820
Kern River Funding Corp. 4.893% 20182,6	4,789	5,051
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,6	4,089	3,954
		370,463

HEALTH CARE — 0.72%
Cardinal Health, Inc. 0.865% 20093	23,000	23,000
Cardinal Health, Inc. 4.00% 2015	44,100	42,796
Cardinal Health, Inc. 5.80% 2016	17,500	18,285
UnitedHealth Group 6.00% 2017	22,170	23,179
UnitedHealth Group Inc. 6.00% 2018	35,000	36,840
GlaxoSmithKline Capital Inc. 4.85% 2013	33,700	36,235
GlaxoSmithKline Capital Inc. 6.375% 2038	6,850	8,104
AstraZeneca PLC 5.90% 2017	25,000	28,017
Pfizer Inc. 4.45% 2012	25,000	26,571
Roche Holdings Inc. 4.50% 20122	20,000	21,185
Hospira, Inc. 5.55% 2012	14,120	14,992
Biogen Idec Inc. 6.00% 2013	13,500	14,361
Coventry Health Care, Inc. 6.30% 2014	12,500	12,287
Humana Inc. 6.45% 2016	10,000	10,100
Merck & Co., Inc. 5.00% 2019	8,925	9,540
Abbott Laboratories 5.125% 2019	8,600	9,131
		334,623

ENERGY — 0.66%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	43,551
Kinder Morgan Energy Partners LP 6.50% 2037	10,000	10,199
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	13,218
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,034
Enbridge Energy Partners, LP 8.05% 20773	17,520	15,615
BP Capital Markets PLC 3.625% 20142	15,000	15,471
BP Capital Markets PLC 3.875% 2015	20,000	20,686
Gaz Capital SA 6.51% 20222	27,495	25,262
TransCanada PipeLines Ltd. 6.35% 20673	26,110	22,909
Rockies Express Pipeline LLC 6.85% 20182	14,750	16,518
Ras Laffan Liquefied Natural Gas II 5.298% 20202,6	16,445	16,499
Shell International Finance 1.30% 2011	16,250	16,302
Sunoco, Inc. 4.875% 2014	15,000	15,260
Enterprise Products Operating LLC 6.30% 2017	13,000	14,024
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,693
Enbridge Inc. 5.60% 2017	10,000	10,638
Husky Energy Inc. 6.80% 2037	9,375	10,285
Williams Companies, Inc. 8.75% 2032	6,025	6,927
Polar Tankers, Inc. 5.951% 20372,6	6,685	6,877
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 20102,6	1,917	1,880
		308,848

CONSUMER STAPLES — 0.37%
Altria Group, Inc. 9.25% 2019	15,000	18,360
Altria Group, Inc. 9.95% 2038	13,500	18,408
British American Tobacco International Finance PLC 9.50% 20182	26,395	34,291
Kraft Foods Inc. 6.75% 2014	16,180	18,068
Kraft Foods Inc. 6.875% 2038	5,610	6,196
Anheuser-Busch InBev NV 7.75% 20192	20,000	23,706
CVS Caremark Corp. 6.036% 20286	7,323	7,078
CVS Caremark Corp. 6.943% 20306	12,561	12,724
PepsiCo, Inc. 7.90% 2018	15,000	18,973
Kroger Co. 3.90% 2015	16,250	16,401
		174,205

MATERIALS — 0.29%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	28,500	30,733
Rio Tinto Finance (USA) Ltd. 8.95% 2014	9,180	10,844
Dow Chemical Co. 7.60% 2014	18,250	20,209
Rohm and Haas Co. 6.00% 2017	17,445	17,410
International Paper Co. 7.40% 2014	23,250	25,613
Yara International ASA 7.875% 20192	17,250	19,416
ArcelorMittal 6.125% 2018	8,000	7,894
BHP Billiton Finance (USA) Ltd. 5.50% 2014	4,690	5,188
		137,307

INFORMATION TECHNOLOGY — 0.23%
Hewlett-Packard Co. 4.50% 2013	20,000	21,372
Electronic Data Systems Corp., Series B, 6.00% 20133	32,500	36,295
KLA-Tencor Corp. 6.90% 2018	30,250	31,671
Oracle Corp. 3.75% 2014	15,750	16,380
		105,718

Total corporate bonds & notes		3,767,414

ASSET-BACKED OBLIGATIONS6 — 0.99%
World Omni Auto Receivables Trust, Series 2006-B, Class A-4, 5.12% 2012	53,444	54,986
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	20,880	21,019
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	14,225	14,183
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	15,000	15,020
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 20132	19,855	20,560
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20142	13,165	13,342
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 20112	29,550	30,252
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	25,750	26,581
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	24,000	25,137
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 20112	24,500	24,745
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	18,155
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	17,000	17,489
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	17,374
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	15,785	16,130
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,167	4,261
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	6,684	5,096
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.846% 20333	117	93
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	6,589	5,335
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 20112	480	481
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20122	5,312	5,435
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20132	7,581	7,657
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 0.796% 20343	20,434	13,150
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.893% 20163	14,000	13,131
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	12,867
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20333	6,328	5,864
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	7,391	5,949
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	9,177	9,362
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.041% 20343	14,117	8,950
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	2,829	2,850
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	5,797	5,886
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.543% 20192,3	9,923	7,369
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20172	6,628	5,683
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 20363	12,882	5,097
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.041% 20343	7,984	4,887
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20102	4,689	4,753
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 20102	4,322	4,330
CWABS, Inc., Series 2004-BC1, Class M-1, 0.746% 20343	5,581	3,765
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	3,549	3,561
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.046% 20343	1,339	802
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.146% 20343	1,322	440
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	233	233
		462,260

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.09%
Polish Government 6.375% 2019	14,350	16,193
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20122	13,000	13,453
France Government Agency-Guaranteed, Société Finance 2.875% 20142	10,460	10,453
		40,099

MUNICIPALS — 0.03%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	14,129	11,863
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	553	491
		12,354

MISCELLANEOUS — 0.03%
Other bonds & notes in initial period of acquisition		15,829

Total bonds & notes (cost: $14,881,153,000)		15,182,329

Short-term securities — 3.46%

Freddie Mac 0.14%–0.33% due 10/1/2009–4/19/2010	376,325	376,018
U.S. Treasury Bills 0.22%–0.34% due 5/6–8/26/2010	256,100	255,533
Federal Home Loan Bank 0.14%–0.22% due 10/16–12/18/2009	226,995	226,964
Fannie Mae 0.17%–0.20% due 11/2–11/25/2009	134,650	134,627
Procter & Gamble International Funding S.C.A. 0.10%–0.22% due 10/7–11/19/20092	93,875	93,859
Abbott Laboratories 0.14%–0.21% due 10/14–12/1/20092	84,900	84,876
Private Export Funding Corp. 0.20%–0.24% due 10/19–12/1/20092	72,200	72,181
Jupiter Securitization Co., LLC 0.18%–0.21% due 10/21–10/27/20092	71,612	71,603
Straight-A Funding LLC 0.21%–0.23% due 11/24–12/2/20092	65,000	64,974
Microsoft Corp. 0.155%–0.17% due 11/10–11/19/20092	56,700	56,680
NetJets Inc. 0.18% due 10/13/20092	50,000	49,997
Wal-Mart Stores Inc. 0.16% due 11/30/20092	33,600	33,586
Bank of America Corp. 0.31% due 2/23/2010	33,100	33,042
Yale University 0.26% due 12/14/2009	30,000	29,984
E.I. duPont de Nemours and Co. 0.15% due 10/23/20092	14,000	13,999
Chevron Funding Corp. 0.19% due 10/2/2009	13,400	13,400

Total short-term securities (cost: $1,611,192,000)		1,611,323

Total investment securities (cost: $44,421,109,000)		46,513,106
Other assets less liabilities		109,086

Net assets		$46,622,192

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,936,048,000, which represented 4.15% of the net assets of the fund.

3Coupon rate may change periodically.
4Index-linked bond whose principal amount moves with a government retail price index.
5Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $684,585,000, which represented 1.47% of the net assets of the fund.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$5,623,049	$—	$—	$5,623,049
Financials	4,173,081	—	—	4,173,081
Industrials	3,556,785	—	—	3,556,785
Energy	3,491,108	—	—	3,491,108
Health care	3,249,348	—	—	3,249,348
Consumer staples	3,065,552	—	—	3,065,552
Consumer discretionary	1,742,188	—	—	1,742,188
Materials	1,687,734	—	—	1,687,734
Telecommunication services	1,155,166	—	—	1,155,166
Utilities	882,793	—	—	882,793
Miscellaneous	931,414	—	—	931,414
Preferred stocks	—	161,236	—	161,236
Bonds & notes:
Bonds & notes of U.S. government & government agencies	—	6,643,450	—	6,643,450
Mortgage-backed obligations	—	4,219,634	21,289	4,240,923
Corporate bonds & notes	—	3,767,414	—	3,767,414
Asset-backed obligations	—	462,260	—	462,260
Bonds & notes of governments & government agencies outside the U.S.	—	40,099	—	40,099
Municipals	—	12,354	—	12,354
Miscellaneous	—	15,829	—	15,829
Short-term securities	—	1,611,323	—	1,611,323

Total	$29,558,218	$16,933,599	$21,289	$46,513,106

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning value at 1/1/2009	Net sales	Net realized loss	Net unrealized appreciation	Net transfers out of Level 3	Ending value at 9/30/2009
Investment securities	$249,459	$(63,577)	$(4,285)	$11,025	$(171,333)	$21,289

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):						$1,820

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,761,291
Gross unrealized depreciation on investment securities	(2,748,810)
Net unrealized appreciation on investment securities	2,012,481
Cost of investment securities for federal income tax purposes	44,500,625

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-911-1109O-S21463

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: November 27, 2009

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: November 27, 2009